7. Share-based payments (Details 3) - Nonemployee Common stock warrants - Service and performance conditions [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Number of Warrants
Nonvested, Beginning	2,880,000
Vested	(460,000)	(120,000)
Nonvested, Ending	2,360,000	2,880,000
Weighted-average Grant Date Fair Value
Nonvested, Beginning	$ 0.98
Vested	0.99	$ 0.99
Nonvested, Ending	$ 0.98	$ 0.98